Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	126,887,936	114,576,965	100,886,709
Common stock, shares outstanding	126,887,936	114,576,965	100,886,709